-------------------------------------------------------------------------------
Description of art work on front of the report
Three thin vertical blue lines on the right side of the page
-------------------------------------------------------------------------------
ANNUAL
REPORT

DECEMBER 31, 1995






THE WRIGHT
MANAGED
EQUITY TRUST



THE WRIGHT MANAGED
INVESTMENT FUNDS

                               THE WRIGHT MANAGED
                                INVESTMENT FUNDS
===============================================================================



WRIGHT "TRUE BLUE CHIP" EQUITY INVESTMENT FUNDS INCLUDE THREE DIVERSIFIED PROFESSIONALLY MANAGED VEHICLES INTENDED FOR INVESTMENT PORTFOLIO USE. THEY CAN BE USED SINGLY OR IN COMBINATION TO ACHIEVE VIRTUALLY ANY OBJECTIVE. FURTHER, AS THEY ARE ALL "NO-LOAD" FUNDS (NO COMMISSIONS OR SALES CHARGES), STRATEGIES CAN BE ALTERED WITHOUT INCURRING ANY SALES CHARGES, AS DESIRED TO ADJUST TO CHANGING MARKET CONDITIONS OR CHANGING REQUIREMENTS.


                                    APPROVED
                             WRIGHT INVESTMENT LIST

Securities selected for each of the three equity portfolios are drawn from investment lists prepared by Wright Investors' Service known as The Approved Wright Investment List (the "AWIL"). Companies on the AWIL are selected by Wright as having the highest investment quality among those equity securities which are considered as "investment grade". The corporations may be large or small, exchange traded or over-the-counter, and may include those not currently paying dividends on their shares. Companies on the AWIL are, in the opinion of Wright, soundly financed and have established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets for their publicly owned shares.


WRIGHT QUALITY CORE EQUITIES FUND (WQC)
seeks to enhance total investment return of price appreciation plus income by providing management of a broadly diversified portfolio of equities of well-established companies meeting strict quality standards. In selecting companies from the AWIL for this portfolio, the Investment Committee of Wright Investors' Service first ranks all AWIL companies by comparative market value. The smaller companies are eliminated from consideration. From the remaining companies Wright's Investment Committee selects, based on quantitative formulae, those companies which are expected to do better over the next one to two years. The quantitative formulae takes into consideration factors such as over/under valuation and compatibility with current market trends. Investments in the portfolio are equally weighted in the selected securities.

WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WBC) seeks to enhance total investment return of price appreciation plus income by providing active management of equities of well-established companies meeting strict quality standards. Equities selected are limited to those companies on the AWIL whose current operations reflect defined, quantified characteristics which have been determined to offer comparatively superior total investment returns over the intermediate term. The process selects those companies from the AWIL, regardless of size, based on Wright's evaluation of their outlook as described above. Investments are equally weighted.

WRIGHT JUNIOR BLUE CHIP EQUITIES (WJBC). This portfolio seeks to enhance total investment return of price appreciation plus income by providing management of equities of smaller companies still experiencing their rapid growth period. Equity securities selected are limited to those companies on the AWIL which when ranked by stock market capitalization represent the smaller companies on the list. These companies are then ranked by their outlook and those with higher ranking are considered for purchase. Investments are equally weighted.




                              DISCIPLINED APPROACH


The disciplines which determine sale include preventing individual holdings from exceeding more than 2 1/2 times their normal value position in this Fund and requiring the sale of the securities of any company which no longer meets the standards of the AWIL. Also, portfolio holdings which fall in the unfavorable category based on the quantitative formulae described above are generally sold. The disciplines which determine purchase provide that new funds, income from securities currently held, and proceeds of sales of securities will be used to increase those positions which at current market are the furthest below their normal target values and to purchase companies which become eligible for the portfolios as described above.



                               TABLE OF CONTENTS

===============================================================================



     INVESTMENT
     OBJECTIVES.....................Inside Front Cover


     LETTER TO
     SHAREHOLDERS................................... 1


     WRIGHT MANAGED EQUITY FUNDS
       -- Dividend Distributions.................... 4


     WRIGHT SELECTED BLUE CHIP
     EQUITIES FUND (WBC) --
       Portfolio of Investments..................... 5
       Financial Statements......................... 8


     WRIGHT JUNIOR BLUE CHIP
     EQUITIES FUND (WJBC) --
       Portfolio of Investments.....................11
       Financial Statements........................ 13


     WRIGHT QUALITY CORE
     EQUITIES FUND (WQC) --
       Portfolio of Investments.....................16
       Financial Statements........................ 19

                             REPORT TO SHAREHOLDERS
===============================================================================



WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WBC)

Pockets of market weakness, notably in the technology sector, developed during the fourth quarter, but for most U.S. stocks the great 1995 bull market continued. The Wright Selected Blue Chip Equities Fund had a total investment return of 4.9% for the quarter, lagging the S&P 500's 6.0% return, but topping the 2.4% return for the Lipper Equity Growth Fund Average. For all of 1995, WBC's total return was 30.3%, compared with 37.4% for the S&P 500, 30.8% for the Lipper Equity Growth Fund Average and 23.3% for Value Line's equal-weighted 1,600-stock Composite.

As high-technology stocks faded in the fourth quarter, the WBC's relatively low weighting in this group benefitted its performance. Substantial positions in printing and publishing and apparel stocks also helped, while underweighting in oil and gas stocks, which were strong in the quarter, reduced the Fund's gain. For the full year, the WBC Fund was held back by its below-market weighting in electronics, but benefitted from a relatively large position in financial stocks, one of the best performing groups last year.

The stock market has gotten off to a tentative start in the first few weeks of 1996, reflecting the ongoing federal budget impasse and some disappointing earnings, primarily from technology stocks but affecting other industries as well. After the strong stock market gains seen last year, it would not be surprising if a period of profit taking persisted for a while in 1996. But if a budget agreement is reached soon and if interest rates decline further and corporate profits rise modestly in 1996, as Wright expects, the DJIA could reach 5500 this coming year.

By dint of their relatively good earnings growth prospects and reasonable valuations - at a time when investor caution is increasing - high-quality stocks have the potential for better-than-market performance during 1996. Earnings growth for the stocks in the Selected Blue Chip Fund is expected to average about 11% annually over the next five years, close to double the rate expected for the S&P 500. The Fund's year-end 1995 price/earnings multiple of 15.2 was 12% lower than the S&P 500's P/E multiple of 17.4.


WRIGHT QUALITY CORE EQUITIES FUND (WQC)

In the fourth quarter of 1995, the Wright Quality Core Equities Fund had a total investment return of 4.9%, compared with 2.4% for the Lipper Equity Growth Fund Average. This brought the Fund's fll-year return to 29.0%, versus 30.8% for the Lipper fund average. As with the WBC, the WQC's performance in 1995 was reduced somewhat by its relatively low exposure to high-tech stocks, but this factor helped the Fund during the fourth quarter. One of the Fund's larger positions is in drug and hospital supply stocks, an area which was strong last year.

In terms of trailing 12-month earnings,  the WQC Fund averaged a P/E multiple of
15.9 at year-end 1995, compared with 17.4 for the S&P 500. The Fund's valuation is even more attractive in terms of forecast 1996 earnings, where its P/E of 14 represents a 15% discount to the S&P 500's PE of 16.4.

WRIGHT JUNIOR BLUE CHIP EQUITIES FUND (WJBC)

In general, small stocks did not perform as well as larger-cap issues during the fourth quarter of 1995 or for the entire year. Reflecting this trend, the Wright Junior Blue Chip Equities Fund, which holds the smaller stocks from the Active Wright Investment List, had a total investment return of 0.2% for the last three months of 1995, in line with the 0.4% reported for the S&P SmallCap Index and the 0.8% return estimated for the Value-Line Composite but well below the S&P 500's 6.0%. For all of 1995, the JBC returned 20.5%, compared with 30.4% for the S&P SmallCap Index, 23.3% for Value Line and 37.4% for the S&P 500.

The WJBC Fund started 1996 with an average P/E multiple of 15.7, a 10% discount to the S&P 500's 17.4 multiple; the JBC's price/equity discount versus the S&P 500 was more than 25%. Over the next five years, earnings growth for current WJBC Fund holdings is forecast to average 12% per year, twice the growth expected for the average S&P 500 company.

Remember that the performance data cited herein represents past performance which is not predictive of future performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                           Sincerely,



                                                            Peter M. Donovan
                                                            President

February 1996

         WRIGHT MANAGED EQUITY TRUST - EQUITY FUNDS

         WRIGHT  SELECTED  BLUE CHIP  EQUITIES  FUND Growth of $10,000 invested
         12/31/85 through 12/31/95

                                                             Annual Total Return
                                                     -----------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
         Wright Selected Blue Chip Fund               +30.3%         +12.8%         +11.6%
         Lipper Growth Funds                          +30.8%         +15.7%         +12.4%
         NYSE                                         +34.9%         +16.3%         +14.2%
         Wright U.S. Fiduciary Equity Index           +29.1%         +20.8%         +14.1%


         The cumulative total return of a U.S. $10,000 investment in the WRIGHT SELECTED BLUE CHIP EQUITIES FUND on 12/31/85
          would have grown to $29,933 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

               Date         Wright Selected  Lipper Equity   NYSE       Wright U.S. Fiduciary
                            Blue Chip Fund   Growth Funds    Index        Equity Index
              -------------------------------------------------------------------------------
               12/31/85        $10,000        $10,000        $10,000        $10,000
               12/31/86        $11,418        $11,304        $11,802        $11,601
               12/31/87        $11,209        $11,429        $12,150        $11,427
               12/31/88        $13,598        $13,032        $14,254        $14,329
               12/31/89        $16,939        $16,361        $18,428        $16,810
               12/31/90        $16,379        $15,464        $17,724        $14,505
               12/31/91        $22,273        $21,030        $23,297        $20,385
               12/31/92        $23,323        $22,668        $25,169        $24,733
               12/31/93        $23,804        $25,073        $27,945        $28,747
               12/31/94        $22,966        $24,534        $27,911        $28,954
               12/31/95        $29,933        $32,088        $37,645        $37,385


         WRIGHT MANAGED EQUITY TRUST - EQUITY FUNDS

         WRIGHT  JUNIOR  BLUE CHIP  EQUITIES  FUND  Growth of  $10,000 invested
         12/31/85 through 12/31/95

                                                             Annual Total Return
                                                     -----------------------------------------
                                                     Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
         Wright Junior Blue Chip Fund                 +20.5%         +12.3%         +8.1%
         Value Line Stock Index                       +23.3%         +15.1%         +8.0%
         NYSE                                         +34.9%         +16.3%         +14.2%
         Wright U.S. Fiduciary Equity Index           +29.1%         +20.8%         +14.1%


         The cumulative total return of a U.S. $10,000 investment in the WRIGHT JUNIOR BLUE CHIP EQUITIES FUND on 12/31/85
          would have grown to $21,698 by December 31, 1995.

         The following plotting points are used for comparison in the total investment return mountain chart.

               Date          Wright Junior   Value Line      NYSE        Wright U.S. Fiduciary
                            Blue Chip Fund   Stock Index     Index       Equity Index
             ----------------------------------------------------------------------------------
               12/31/85        $10,000        $10,000        $10,000        $10,000
               12/31/86        $10,562        $10,789        $11,802        $11,601
               12/31/87        $10,183         $9,904        $12,150        $11,427
               12/31/88        $11,732        $11,798        $14,254        $14,329
               12/31/89        $13,564        $13,554        $18,428        $16,810
               12/31/90        $12,125        $10,714        $17,724        $14,505
               12/31/91        $16,609        $14,168        $23,297        $20,385
               12/31/92        $17,154        $15,727        $25,169        $24,733
               12/31/93        $18,514        $18,010        $27,945        $28,747
               12/31/94        $18,005        $17,544        $27,911        $28,954
               12/31/95        $21,698        $21,635        $37,645        $37,385

               WRIGHT MANAGED EQUITY TRUST - EQUITY FUNDS

               WRIGHT QUALITY CORE EQUITIES FUND
               Growth of $10,000 invested 12/31/85 through 12/31/95

                                                                     Annual Total Return
                                                           ------------------------------------------
                                                          Lst 1 Yr       Lst 5 Yrs      Lst 10 Yrs
               Wright Quality Core Equities Fund            +29.0%         +14.2%         +12.3%
               Lipper Growth Funds                          +30.8%         +15.7%         +12.4%
               NYSE                                         +34.9%         +16.3%         +14.2%
               Wright U.S. Fiduciary Equity Index           +29.1%         +20.8%         +14.1%

               The cumulative total return of a U.S. $10,000 investment in the WRIGHT QUALITY CORE EQUITIES FUND on 12/31/85 would have grown to $31,935 by December 31, 1995.

               The following plotting points are used for comparison in the total investment return mountain chart.

                     Date         Wright Quality  Lipper Equity    NYSE      Wright U.S. Fiduciary
                                  Equities Fund   Growth Funds     Index        Equity Index
                    --------------------------------------------------------------------------------
                     12/31/85        $10,000        $10,000        $10,000        $10,000
                     12/31/86        $11,690        $11,304        $11,802        $11,601
                     12/31/87        $11,809        $11,429        $12,150        $11,427
                     12/31/88        $13,776        $13,032        $14,254        $14,329
                     12/31/89        $16,947        $16,361        $18,428        $16,810
                     12/31/90        $16,458        $15,464        $17,724        $14,505
                     12/31/91        $22,860        $21,030        $23,297        $20,385
                     12/31/92        $24,693        $22,668        $25,169        $24,733
                     12/31/93        $24,940        $25,073        $27,945        $28,747
                     12/31/94        $24,759        $24,534        $27,911        $28,954
                     12/31/95        $31,935        $32,088        $37,645        $37,385



     NOTES: The investment results of Wright U.S. Equity Funds and Lipper's average of 646 Growth Funds are net of all fees and expenses charged to the Funds. No fees or expenses have been deducted from the other averages. The Total Investment Return is the % return of an initial $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.


               N.A.V.     Distri-     Distri-                                 12 Month    5 Year       10 Year     Cum.
  Period          Per      bution      bution       Shares                     Invstmnt   Invstmnt     Invstmnt   Invstmnt
  Ending         Share     $  P/S     in Shares      Owned         Value        Return     Return       Return     Return
                                                                                        (Annualized) (Annualized)(Annualized)
===================================================================================================================================
 THE EQUITY TRUST -- WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WBC)
===================================================================================================================================
  1/4/83         $10.00                             100.00     $1,000.00

 Dec. 94          13.85     0.42     0.030905       250.65      3,471.54        -3.52%       6.28%      11.32%      10.94%

 Jan. 95          13.98                             250.65      3,504.13        -3.26%       8.21%      10.64%      10.94%
 Feb. 95          14.71                             250.65      3,687.11         2.27%       9.24%      11.00%      11.34%
 Mar. 95          14.58     0.22     0.015172       254.46      3,709.97         6.84%       8.78%      11.16%      11.31%
 Apr. 95          14.90                             254.46      3,791.39         9.19%       9.75%      11.47%      11.43%
 May  95          15.34                             254.46      3,903.35        12.57%       8.56%      11.24%      11.61%
 Jun. 95          15.65     0.05     0.003205       255.28      3,995.13        17.18%       8.85%      11.27%      11.73%
 Jul. 95          16.16                             255.27      4,125.19        18.47%       9.87%      11.66%      11.93%
 Aug. 95          16.31                             255.27      4,163.48        15.32%      12.31%      11.80%      11.93%
 Sep. 95          16.85     0.05     0.002973       256.03      4,314.11        22.37%      14.11%      12.63%      12.16%
 Oct. 95          16.77                             256.03      4,293.63        21.37%      14.31%      12.04%      12.04%
 Nov. 95          17.42                             256.03      4,460.05        30.75%      13.71%      11.82%      12.29%
 Dec. 95          16.83     0.83     0.050060       268.85      4,524.70        30.34%      12.82%      11.59%      12.32%

-----------------------------------------------------------------------------------------------------------------------------------
>
 THE EQUITY TRUST -- WRIGHT JUNIOR BLUE CHIP EQUITIES FUND (WJBC)
-----------------------------------------------------------------
 1/15/85         $10.00                             100.00     $1,000.00

 Dec. 94          11.00     0.39     0.036184       205.59      2,261.54        -2.75%       5.83%         --        8.54%

 Jan. 95          10.86                             205.59      2,232.75        -5.49%       7.80%       7.69%       8.33%
 Feb. 95          11.40                             205.59      2,343.77        -1.76%       8.52%       7.85%       8.78%
 Mar. 95          10.54     0.89     0.085482       223.17      2,352.20         2.47%       7.71%       8.16%       8.74%
 Apr. 95          10.78                             223.17      2,405.76         4.71%       8.53%       8.55%       8.91%
 May  95          10.88                             223.17      2,428.08         8.48%       7.39%       8.12%       8.93%
 Jun. 95          11.06     0.11     0.009701       225.33      2,492.19        12.79%       7.90%       8.17%       9.13%
 Jul. 95          11.57                             225.33      2,607.11        16.43%       9.29%       8.37%       9.52%
 Aug. 95          11.76                             225.33      2,649.93        14.10%      13.12%       8.65%       9.61%
 Sep. 95          12.04     0.03     0.002071       225.80      2,718.64        18.43%      15.18%       9.45%       9.79%
 Oct. 95          11.78                             225.80      2,659.93        14.48%      15.84%       8.90%       9.49%
 Nov. 95          12.08                             225.80      2,727.67        22.74%      14.70%       8.58%       9.67%
 Dec. 95          10.85     1.22     0.112442       251.19      2,725.41        20.51%      12.34%       8.05%       9.58%

-----------------------------------------------------------------------------------------------------------------------------------

 THE EQUITY TRUST -- WRIGHT QUALITY CORE EQUITIES FUND (WQC)
------------------------------------------------------------
 7/22/85         $10.00                             100.00     $1,000.00

 Dec. 94          11.39     1.10     0.097247       246.63      2,809.14        -0.73%       7.88%         --       11.56%

 Jan. 95          11.52                             246.63      2,841.20         0.56%       9.93%         --       11.58%
 Feb. 95          12.06                             246.63      2,974.38         5.70%      10.77%         --       12.02%
 Mar. 95          12.15     0.04     0.003314       247.45      3,006.51        11.16%      10.20%         --       12.03%
 Apr. 95          12.36                             247.45      3,058.48        13.18%      10.97%         --       12.12%
 May  95          12.64                             247.45      3,127.76        14.14%       9.56%         --       12.27%
 Jun. 95          12.90     0.04     0.003113       248.22      3,202.03        18.89%       9.96%         --       12.42%
 Jul. 95          13.36                             248.22      3,316.22        20.33%      11.22%         --       12.71%
 Aug. 95          13.52                             248.22      3,355.93        17.20%      14.05%      12.79%      12.72%
 Sep. 95          13.88     0.04     0.002872       248.93      3,455.18        23.37%      16.03%      13.52%      12.94%
 Oct. 95          13.79                             248.93      3,574.67        29.93%      15.96%      12.93%      12.75%
 Nov. 95          14.36                             248.93      3,574.67        29.93%      15.04%      12.63%      13.09%
 Dec. 95          12.65     1.88     0.150641       286.43      3,623.34        28.98%      14.18%      12.31%      13.12%

-----------------------------------------------------------------------------------------------------------------------------------

                 WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WBC)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995
===============================================================================


                                       Shares       Value
-------------------------------------------------------------------------------
                           EQUITY INTERESTS -- 98.7%

APPAREL -- 2.4%
Reebok International Ltd............  52,800   $  1,491,600
Russell Corp........................  74,100      2,056,275
VF Corp.............................  31,330      1,652,657
                                                -----------

                                               $  5,200,532
                                                -----------


AUTOMOTIVE -- 1.8%
Eaton Corp..........................  29,700   $  1,592,663
Echlin Inc..........................  31,000      1,131,500
Modine Manufacturing Co.............  49,500      1,188,000
                                                -----------

                                               $  3,912,163
                                                -----------


BEVERAGES -- 1.9%
Anheuser Busch......................  34,650   $  2,317,219
Brown Forman Corp...................  52,300      1,908,950
                                                -----------

                                               $  4,226,169
                                                -----------


CHEMICALS -- 5.9%
Clorox Company......................  26,940   $  1,929,577
Great Lakes Chemical Corp...........  29,900      2,152,800
Lubrizol Corp.......................  58,600      1,633,475
Morton International Inc............  33,000      1,183,875
PPG Industries......................  42,500      1,944,375
Rohm & Haas Co......................  30,900      1,989,188
Sherwin Williams Co.................  50,700      2,066,025
                                                -----------

                                               $ 12,899,315
                                                -----------


CONSTRUCTION -- 1.0%
Fleetwood Enterprises, Inc..........  88,900   $  2,289,175
                                                -----------


DIVERSIFIED -- 7.3%
Crane Company.......................  50,900   $  1,876,938
General Electric Co.................  31,340      2,256,480
Johnson Controls....................  34,100      2,344,375
Lancaster Colony Corp...............  34,000      1,266,500
National Service Industries.........  65,800      2,130,275
Rockwell International Corp.........  39,910      2,110,241
Standex International Corp..........  55,730      1,825,157
Teleflex, Incorporated..............  50,400      2,066,400
                                                -----------

                                               $ 15,876,366
                                                -----------



DRUGS, COSMETICS & HEALTH CARE -- 7.8%
Alberto Culver Co. Class A..........  76,500   $  2,333,250
Bard C.R............................  59,000      1,902,750
Becton Dickinson & Co...............  29,900      2,242,500
Bristol-Myers Squibb Co.............  26,764      2,298,358
Johnson & Johnson...................  29,900      2,560,188
Lilly (Eli) & Co....................  47,800      2,688,750
Merck & Co., Inc....................  43,400      2,853,550
                                                -----------

                                               $ 16,879,346
                                                -----------


ELECTRICAL -- 0.9%
Emerson Electric Co.................  23,750   $  1,941,563
                                                -----------



ELECTRONICS -- 4.0%
Hewlett Packard Inc.................  30,500   $  2,554,375
Raytheon Co.........................  47,360      2,237,760
Sun Microsystems Inc.*..............  86,000      3,923,750
                                                -----------

                                               $  8,715,885
                                                -----------


FINANCIAL -- 17.1%
AFLAC Corp..........................  44,700   $  1,938,862
American International Group........  25,000      2,312,500
Bancorp Hawaii Inc..................  56,475      2,026,041
Commerce Bancshares, Inc............  67,449      2,579,939
Compass Bancshares..................  69,500      2,293,500
Edwards (A.G.), Inc.................  83,000      1,981,625
Fifth Third Bancorp.................  32,900      2,409,925
First Colony Corp...................  88,100      2,235,537
First Hawaiian Inc..................  72,300      2,169,000
First Virginia Banks Inc............  45,665      1,906,514
Jefferson Pilot Corp................  48,600      2,259,900
MBIA Inc............................  30,400      2,280,000
Raymond James Financial Corp........  93,500      1,975,187
FINANCIAL -- continued

Southern National Corp..............  80,700      2,118,375
Southtrust Corporation..............  77,075      1,975,047
Star Banc Corp......................  44,565      2,651,618
SunTrust Banks Inc..................  31,420      2,152,270
                                                -----------

                                               $ 37,265,840
                                                -----------





FOOD -- 4.2%
Dean Foods Company..................  73,500   $  2,021,250
Hormel (George A.) & Company........  74,200      1,827,175
Pioneer Hi-Bred International.......  53,700      2,987,062
Universal Foods Corp................  58,500      2,347,313
                                                -----------

                                               $  9,182,800
                                                -----------




MACHINERY & EQUIPMENT -- 3.0%
Briggs & Stratton Corp..............  48,480   $  2,102,820
Dover Corp..........................  55,100      2,031,813
Pitney-Bowes Inc....................  49,600      2,331,200
                                                -----------

                                               $  6,465,833
                                                -----------





METAL PRODUCTS MANUFACTURERS -- 3.8%
CLARCOR Inc.........................  87,950   $  1,791,980
Kaydon Corp.........................  58,900      1,789,087
Stanley Works.......................  50,000      2,575,000
Watts Industries, Inc. Class A......  90,500      2,104,125
                                                -----------

                                               $  8,260,193
                                                -----------




OIL, GAS & COAL -- 1.1%
Exxon Corporation...................  29,300   $  2,347,662
                                                -----------




PAPER -- 1.9%
Kimberly-Clark Corp.................  35,300   $  2,921,075
Sonoco Products Co..................  46,000      1,207,500
                                                -----------

                                                $ 4,128,575
                                                -----------




PRINTING & PUBLISHING -- 8.2%
American Greetings Corp.............  42,000   $  1,160,250
Banta (George) Corp.................  53,699      2,362,756
Ennis Business Forms................ 144,320      1,767,920
Gannett Co. Inc.....................  37,680      2,312,610
Harland (John H.) Co................  76,600      1,599,025
Lee Enterprises, Inc................ 102,200      2,350,600
Reynolds & Reynolds Inc.............  73,600      2,861,200
Wallace Computer Services...........  61,600      3,364,900
                                                -----------

                                               $ 17,779,261
                                                -----------




RECREATION -- 2.9%
International Dairy Queen, Inc*.....  99,700   $  2,268,175
Luby's Cafeteria, Inc...............  94,050      2,092,613
Sturm, Ruger & Company, Inc.........  69,600      1,905,300
                                                -----------

                                               $  6,266,088
                                                -----------




RETAILERS -- 8.5%
Casey's General Stores.............. 119,500   $  2,614,062
Claire's Stores Inc.................  61,000      1,075,125
Consolidated Stores Corp*...........  46,000      1,000,500
Dress Barn Inc*..................... 202,200      1,996,725
Giant Food Inc......................  76,300      2,403,450
Hannaford Brothers Company..........  63,100      1,553,838
May Department Stores...............  42,800      1,808,300
Rex Stores Corporation*.............  72,100      1,279,775
Rite Aid Corp.......................  69,800      2,390,650
Ross Stores Inc..................... 128,400      2,455,650
                                                -----------

                                               $ 18,578,075
                                                -----------



UTILITIES -- 10.4%
Ameritech Corp......................  40,140   $  2,368,260
Central & South West Corp...........  68,200      1,901,075
Century Telephone Enterprises.......  75,000      2,381,250
DQE.................................  77,400      2,380,050
Duke Power Co.......................  41,250      1,954,219
Lincoln Telecom Co.................. 114,020      2,408,672
NIPSCO Industries Inc...............  51,600      1,973,700
Sprint Corp.........................  59,800      2,384,525
TECO Energy, Inc....................  98,000      2,511,250
Wisconsin Energy Corp...............  74,850      2,292,281
                                                -----------

                                               $ 22,555,282
                                                -----------




MISCELLANEOUS -- 4.6%
Dionex Corporation*.................  46,300   $  2,627,525
Genuine Parts Co....................  54,050      2,216,050
Leggett & Platt Inc.................  54,900      1,331,325
Marshall Industries*................  63,865      2,051,663
Stanhome Inc........................  59,100      1,721,288
                                                -----------

                                               $  9,947,851
                                                -----------


TOTAL EQUITY INTERESTS - 98.7%
  (identified cost, $171,824,296)              $214,717,974


                             RESERVE FUNDS -- 1.1%


                                 Face Amount

American Express Corp., 5.65%, 1/2/96
  (at amortized cost.............$2,400,000)      2,400,000
                                                -----------

TOTAL INVESTMENTS -- 99.8%
  (identified cost, $174,224,296)              $217,117,974

OTHER ASSETS,
  LESS LIABILITIES -- 0.2%                          469,970
                                                -----------


NET ASSETS -- 100%                             $217,587,944
                                               ============



* Non-income-producing security.


                       See notes to financial statements


                    WRIGHT SELECTED BLUE CHIP EQUITIES FUND
===============================================================================


                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995
-------------------------------------------------------------------------------
ASSETS:
   Investments --
     Identified cost........................   $174,224,296
     Unrealized appreciation................     42,893,678
                                                ------------

       Total Value (Note 1A)................   $217,117,974

   Cash.....................................         69,173
   Receivable for Fund shares sold..........        233,603
   Dividends and interest receivable........        444,852
                                                ------------

     Total Assets...........................   $217,865,602
                                                ------------


LIABILITIES:
   Payable for Fund shares reacquired.......   $    260,284
   Trustee fees payable.....................            370
   Accrued custodian fee....................          6,800
   Accrued expenses and other liabilities...         10,204
                                                ------------

     Total Liabilities......................   $    277,658
                                                ------------

NET ASSETS..................................   $217,587,944
                                               =============


NET ASSETS CONSIST OF:
   Proceeds from sales of shares (including the market
     value of securities received in exchange for Fund
     shares and shares issued to shareholders in
     payment of distributions declared), less cost
     of shares reacquired...................   $173,374,154
   Accumulated undistributed net realized loss
     on investments (computed on the basis of
     identified cost).......................        (13,798)
   Unrealized appreciation of investments (computed
     on the basis of identified cost).......     42,893,678
   Undistributed net investment income......      1,333,910
                                                ------------

    Net assets applicable to outstanding shares$217,587,944
                                               =============
   SHARES OF BENEFICIAL INTEREST
     OUTSTANDING............................     12,931,453
                                               =============
   NET ASSET VALUE, OFFERING PRICE,
     AND REDEMPTION PRICE PER SHARE
     OF BENEFICIAL INTEREST.................         $16.83
                                               =============



                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income --
     Dividends..............................   $  4,832,004
     Interest...............................        280,771
                                                ------------

       Total Income.........................   $  5,112,775
                                                ------------


   Expenses --
     Investment Adviser fee (Note 2)........   $  1,283,832
     Administrator fee (Note 2).............        263,811
     Compensation of Trustees not affiliated with
       the Investment Adviser or Administrator        2,317
     Custodian fee (Note 2).................         82,028
     Transfer and dividend disbursing agent fees     19,584
     Shareholder communication expense......         20,947
     Distribution expenses (Note 3).........        412,705
     Audit services.........................         28,500
     Legal services.........................          1,421
     Printing...............................          2,544
     Registration costs.....................         20,598
     Interest expense.......................            885
     Miscellaneous..........................          7,400
                                                ------------

       Total Expenses.......................   $  2,146,572
                                                ------------

         Net Investment Income..............   $  2,966,203
                                                ------------



REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
   Net realized gain on investment transactions
     (identified cost basis)................   $ 10,432,468
   Change in unrealized appreciation
     of investments.........................     40,854,983
                                                ------------

   Net realized and unrealized gain
     on investments.........................   $ 51,287,451
                                                ------------

       Net increase in net assets
         from operations....................   $ 54,253,654
                                               =============


                       See notes to financial statements


                    WRIGHT SELECTED BLUE CHIP EQUITIES FUND
===============================================================================

                                                                                                   Year Ended
                                                                                                   December 31,
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
     From operations --
         Net investment income......................................................   $   2,966,203         $   2,972,904
         Net realized gain on investment transactions...............................      10,432,468             9,148,808
         Change in unrealized appreciation of investments...........................      40,854,983           (19,763,621)
                                                                                         ------------         ------------

              Increase (decrease) in net assets from operations.....................   $  54,253,654         $  (7,641,909)
                                                                                         ------------         ------------

     Undistributed net investment income (loss) included in
       price of shares sold and redeemed (Note 1C)..................................   $     (87,633)        $      280,883
                                                                                          ------------         ------------

     Distributions to shareholders --
         From net investment income.................................................   $  (2,612,968)        $  (2,385,221)
         From net realized gain on investment transactions..........................     (10,432,468)           (4,787,377)
         In excess of net realized gain on investment transactions..................      (1,367,084)                   --
                                                                                         ------------         ------------

              Total distributions to shareholders...................................   $ (14,412,520)        $  (7,172,598)
                                                                                         ------------         ------------

     Net increase (decrease) from Fund share transactions (exclusive of amounts
       allocated to net investment income)  (Note 4)................................   $  (8,181,348)        $  25,068,300
                                                                                         ------------         ------------

              Net increase in net assets............................................   $  31,572,153         $  10,534,676


NET ASSETS:

     At beginning of year...........................................................     186,015,791           175,481,115
                                                                                        ------------          ------------

     At end of year.................................................................   $ 217,587,944         $ 186,015,791
                                                                                       =============         =============


UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS..........................   $   1,333,910         $   2,009,226
                                                                                       =============         =============




                       See notes to financial statements

                    WRIGHT SELECTED BLUE CHIP EQUITIES FUND
===============================================================================


                                                                           Year Ended December 31,
                                                              --------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..........                  $ 13.850     $  14.920    $  14.790    $  17.180     $ 13.840
                                                              --------      --------     --------     --------      --------

Income (Loss) from Investment Operations:
     Net investment income..................                  $  0.226     $   0.233    $   0.196    $   0.222     $  0.267
     Net realized and unrealized gain (loss)
       on investments.......................                     3.904        (0.763)       0.104        0.498        4.553
                                                              --------      --------     --------     --------      --------

         Total income (loss)
           from investment operations.......                  $  4.130     $  (0.530)   $   0.300    $   0.720     $  4.820
                                                              --------      --------     --------     --------      --------

Less Distributions:
     From net investment income.............                  $ (0.200)    $  (0.180)   $  (0.170)   $  (0.200)    $ (0.250)
     From net realized gain on investments..                    (0.840)       (0.360)      --           (2.910)      (1.230)
     In excess of net realized gain
       on investments.......................                    (0.110)        --           --           --            --
                                                              --------      --------     --------     --------      --------

         Total distributions................                  $ (1.150)    $  (0.540)   $  (0.170)   $  (3.110)    $ (1.480)
                                                              --------      --------     --------     --------      --------

Net asset value, end of year................                  $ 16.830     $  13.850    $  14.920    $  14.790     $ 17.180
                                                              =========    =========    =========    =========    =========


Total Return(1).............................                    30.34%        (3.52%)       2.06%        4.71%       35.98%
Ratios/Supplemental Data:
     Net assets, end of year (000 omitted)..                   $217,588     $186,016    $ 175,481    $ 152,997     $167,900
     Ratio of expenses to average net assets                      1.04%        1.03%        1.03%        1.02%        1.08%
     Ratio of net investment income to average
       net assets...........................                      1.44%        1.57%        1.28%        1.34%        1.67%
     Portfolio turnover rate................                        44%          72%          28%          77%          72%

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the record date.

                       See notes to financial statements

                  WRIGHT JUNIOR BLUE CHIP EQUITIES FUND (WJBC)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995
==============================================================================

                                       Shares       Value
------------------------------------------------------------------------------

                           EQUITY INTERESTS -- 99.5%


AUTOMOTIVE -- 1.7%
Modine Manufacturing Co.............  18,100   $    434,400
                                                -----------




CONSTRUCTION -- 1.2%
Fleetwood Enterprises, Inc..........  12,000   $    309,000
                                                -----------



DIVERSIFIED -- 8.7%
Carlisle Corp.......................   6,000   $    242,250
Crane Company.......................  18,000        663,750
Standex International Corp..........  20,000        655,000
Teleflex, Inc.......................  17,000        697,000
                                                -----------

                                               $  2,258,000
                                                -----------



DRUGS, COSMETICS & HEALTH CARE -- 7.9%
Alberto Culver Company Class A......  21,000   $    640,500
Invacare Corporation................  26,000        656,500
Nellcor Inc*........................  13,000        754,000
                                                -----------

                                               $  2,051,000
                                                -----------




ELECTRICAL -- 1.7%
Baldor Electric.....................  22,500   $    452,813
                                                -----------




ELECTRONICS -- 6.4%
Dallas Semiconductor Corp...........  34,000   $    705,500
Digi International, Inc*............   8,800        167,200
Logicon Inc.........................  10,000        275,000
Verifone Inc*.......................  18,000        515,250
                                                -----------

                                               $  1,662,950
                                                -----------



FINANCIAL -- 10.9%
First Commercial Corp...............  18,190   $    600,270
First Hawaiian Inc..................  15,000        450,000
Raymond James Financial Corp........  27,000        570,375
Star Banc Corp......................  12,000        714,000
Southern National Corp..............  19,000        498,750
                                                -----------

                                               $  2,833,395
                                                -----------


FOOD -- 3.0%
Universal Food's Corporation........  19,500   $    782,437
                                                -----------



MACHINERY & EQUIPMENT -- 5.2%
Briggs & Stratton Corp..............  15,000   $    650,625
Donaldson Co. Inc...................  28,000        703,500
                                                -----------

                                               $  1,354,125
                                                -----------



METAL PRODUCTS MANUFACTURERS -- 7.5%
CLARCOR Inc.........................  25,300   $    515,487
Kaydon Corp.........................  24,300        738,112
Regal Beloit Corp...................  13,500        293,625
Watts Industries, Inc. Class A......  17,000        395,250
                                                -----------

                                               $  1,942,474
                                                -----------



PAPER  -- 2.0%
Wausau Paper Mills Co...............  18,700   $    509,575
                                                -----------



PRINTING & PUBLISHING -- 12.2%
American Business Products-GA.......  12,000   $    342,000
Banta (George) Co., Inc.............  12,750        561,000
Ennis Business Forms................  40,000        490,000
Harland (John H.) Co................  31,000        647,125
Lee Enterprises, Inc................  24,000        552,000
Wallace Computer Services...........  10,400        568,100
                                                -----------

                                               $  3,160,225
                                                -----------


RECREATION -- 6.3%
International Dairy Queen, Inc.*....  33,000   $    750,750
Luby's Cafeteria, Inc...............  31,000        689,750
Sturm, Ruger & Company, Inc.........   7,500        205,313
                                                -----------

                                               $  1,645,813
                                                -----------



RETAILERS -- 7.2%
Casey's General Stores, Inc.........  26,000   $    568,750
Dress Barn Inc*.....................  46,000        454,250
Hannaford Brothers Co...............  16,000        394,000
Rex Stores Corporation*.............  13,500        239,625
Ruddick Corp........................  18,600        213,900
                                                -----------

                                               $  1,870,525
                                                -----------




TRANSPORTATION -- 2.3%
Expeditors International............  23,000   $    600,875
                                                -----------





UTILITIES -- 4.6%
DQE.................................  10,000   $    307,500
Lincoln Telecom Co..................  42,000        887,250
                                                -----------

                                               $  1,194,750
                                                -----------



MISCELLANEOUS -- 10.7%
Crawford & Co.......................  39,000   $    633,750
Dionex Corp*........................   9,400        533,450
Lydall Inc*.........................  10,000        227,500
Marshall Industries*................  23,000        738,875
Stanhome Inc........................  23,000        669,875
                                                -----------

                                               $  2,803,450
                                                -----------


TOTAL INVESTMENTS -- 99.5%
  (identified cost, $21,151,984)               $ 25,865,807


OTHER ASSETS,
  LESS LIABILITIES -- 0.5%                          127,651
                                                -----------


NET ASSETS -- 100.0%                           $ 25,993,458
                                               ============



* Non-income-producing security.



                       See notes to financial statements

                     WRIGHT JUNIOR BLUE CHIP EQUITIES FUND
==============================================================================

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995
------------------------------------------------------------------------------
ASSETS:
   Investments --
     Identified cost........................   $  21,151,984
     Unrealized appreciation................       4,713,823
                                                ------------

       Total Value (Note 1A)................   $  25,865,807

   Cash.....................................           7,569
   Receivable for investment sold...........         875,931
   Dividends receivable.....................          49,619
   Receivable for Fund shares sold..........           5,006
                                                ------------

     Total Assets...........................   $  26,803,932
                                                ------------

LIABILITIES:
   Payable for Fund shares reacquired.......   $     124,046
   Loans payable (Note 8)...................         675,000
   Trustee fees payable.....................             370
   Accrued distribution fee.................           4,338
   Accrued custodian fee....................           2,500
   Accrued expenses and other liabilities...           4,220
                                                ------------

     Total Liabilities......................   $     810,474
                                                ------------

NET ASSETS..................................   $  25,993,458
                                               =============

NET ASSETS CONSIST OF:
   Proceeds from sales of shares (including the market
     value of securities received in exchange for Fund
     shares and shares issued to shareholders in
     payment of distributions declared), less cost
     of shares reacquired...................   $  19,120,702
   Accumulated undistributed net realized gain
     on investments (computed on the basis of
     identified cost).......................       1,908,092
   Unrealized appreciation of investments (computed
     on the basis of identified cost).......       4,713,823
   Undistributed net investment income......         250,841
                                                ------------

   Net assets applicable to outstanding shares $  25,993,458
                                               =============
   SHARES OF BENEFICIAL INTEREST
     OUTSTANDING............................       2,395,166
                                               =============
   NET ASSET VALUE, OFFERING PRICE,
     AND REDEMPTION PRICE PER SHARE
     OF BENEFICIAL INTEREST.................          $10.85
                                                =============

                            STATEMENT OF OPERATIONS
                    For the Year Ended December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income --
     Dividends...............................  $     619,095
     Interest................................         23,850
                                                ------------

       Total Income..........................  $     642,945
                                                ------------


   Expenses --
     Investment Adviser fee (Note 2).........  $     174,577
     Administrator fee (Note 2)..............         63,483
     Compensation of Trustees not affiliated with
       the Investment Adviser or Administrator         2,400
     Custodian fee (Note 2)..................         37,087
     Transfer and dividend disbursing agent fees       6,951
     Shareholder communication expense.......          5,198
     Distribution expenses (Note 3)..........         63,483
     Audit services..........................         24,900
     Legal services..........................            957
     Registration costs......................         17,099
     Printing................................          1,288
     Interest expense........................          4,766
     Miscellaneous...........................          3,108
                                                ------------

       Total Expenses........................  $     405,297
                                                ------------

   Deduct --
     Reduction of distribution expenses by
       Principal Underwriter (Note 3)........  $      35,853
     Reduction of custodian fee..............          7,919
                                                ------------

       Total.................................  $      43,772
                                                ------------

       Net expenses..........................  $     361,525
                                                ------------

         Net investment income...............  $     281,420
                                                ------------



REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
   Net realized gain on investment transactions
     (identified cost basis).................  $   2,687,430
   Change in unrealized appreciation
     of investments..........................      2,980,154
                                                ------------

   Net realized and unrealized gain
     on investments..........................  $   5,667,584
                                                ------------

       Net increase in net assets
         from operations.....................  $   5,949,004
                                               =============


                       See notes to financial statements

                     WRIGHT JUNIOR BLUE CHIP EQUITIES FUND
===============================================================================

                                                                                                    Year Ended
                                                                                                   December 31,
                                                                                            -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
     From operations --
         Net investment income......................................................   $     281,420        $      529,321
         Net realized gain on investment transactions...............................       2,687,430             6,599,714
         Change in unrealized appreciation of investments...........................       2,980,154            (8,816,947)
                                                                                        ------------          ------------

              Increase (decrease) in net assets from operations.....................   $   5,949,004        $   (1,687,912)
                                                                                        ------------          ------------

     Undistributed net investment loss included in
       price of shares sold and redeemed (Note 1C)..................................   $     (78,838)       $      (98,655)
                                                                                        ------------          ------------

     Distributions to shareholders --
       From net investment income...................................................   $    (266,107)       $     (488,244)
       From net realized gain on investment transactions............................      (2,687,430)           (2,117,788)
       In excess of net realized gain on investment transactions....................      (2,913,944)                   --
                                                                                        ------------          ------------

              Total distributions to shareholders...................................   $  (5,867,481)       $   (2,606,032)
                                                                                        ------------          ------------

     Net decrease from Fund share transactions (exclusive of
       amounts allocated to net investment income) (Note 4).........................   $ (11,133,267)       $  (26,708,885)
                                                                                        ------------          ------------

              Net decrease in net assets............................................   $ (11,130,582)       $  (31,101,484)


NET ASSETS:

     At beginning of year...........................................................      37,124,040            68,225,524
                                                                                        ------------          ------------

     At end of year.................................................................   $  25,993,458        $   37,124,040
                                                                                       ==============       ==============


UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS..........................   $     250,841        $      384,483
                                                                                       ==============       ==============




                       See notes to financial statements

                     WRIGHT JUNIOR BLUE CHIP EQUITIES FUND
===============================================================================

                                                                        Year Ended December 31,
                                                        ------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $ 11.000     $  11.950    $  11.690    $  14.720     $ 11.500
                                                              --------      --------     --------     --------      --------

Income (Loss) from Investment Operations:
     Net investment income(1)...............                  $  0.120     $   0.101    $   0.101    $   0.045     $  0.072
     Net realized and unrealized gain (loss)
       on investments.......................                     1.977        (0.431)       0.809        0.315        4.118
                                                              --------      --------     --------     --------      --------

         Total income (loss)
           from investment operations.......                  $  2.097     $  (0.330)   $   0.910    $   0.360     $  4.190
                                                              --------      --------     --------     --------      --------

Less Distributions:
     From net investment income.............                  $ (0.100)    $  (0.100)   $  (0.060)   $  (0.030)    $ (0.070)
     From net realized gain on investments..                    (1.030)       (0.520)      (0.590)      (3.360)      (0.900)
     In excess of net realized gain
       on investments.......................                    (1.117)       --           --           --           --
                                                              --------      --------     --------     --------      --------

         Total distributions................                  $ (2.247)    $  (0.620)   $  (0.650)   $  (3.390)    $ (0.970)
                                                              --------      --------     --------     --------      --------

Net asset value, end of year................                  $ 10.850     $  11.000    $  11.950    $  11.690     $ 14.720
                                                              =========    =========    =========    =========    =========

Total Return(3).............................                    20.51%        (2.75%)       7.93%        3.28%       36.98%
Ratios/Supplemental Data:
     Net assets, end of year (000 omitted)..                  $  25,993    $  37,124    $  68,226    $  64,635     $120,911
     Ratio of expenses to average net assets                    1.17%(2)       1.11%        1.09%        1.07%        1.10%
     Ratio of net investment income to average
       net assets...........................                      0.89%        0.91%        0.86%        0.31%        0.52%
     Portfolio turnover rate................                        40%         36%           38%          80%          60%

(1)During the year ended December 31, 1995, the Principal Underwriter reduced its fee. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                1995

     Net investment income per share........                  $  0.105
                                                              =========
     Ratios (As a percentage of average net assets):

         Expenses...........................                     1.28%
                                                              =========
         Net investment income..............                     0.78%
                                                              =========

(2) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 2). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.14%.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the record date.


                       See notes to financial statements

                    WRIGHT QUALITY CORE EQUITIES FUND (WQC)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995
===============================================================================

                                       Shares       Value
-------------------------------------------------------------------------------

                           EQUITY INTERESTS -- 99.5%

APPAREL -- 3.2%
Nautica Enterprises Inc.*...........   9,000   $    393,750
Nike Inc............................   3,800        264,575
Reebok International Ltd............   9,300        262,725
Russell Corp........................  11,300        313,575
VF Corp.............................   6,225        328,369
                                                -----------

                                               $  1,562,994
                                                -----------

AUTOMOTIVE -- 1.6%
Eaton Corp..........................   5,900   $    316,388
Echlin Inc..........................   6,200        226,300
Modine Manufacturing Co.............  10,000        240,000
                                                -----------

                                               $    782,688
                                                -----------


BEVERAGES -- 1.4%
Anheuser Busch......................   5,400   $    361,125
Brown-Forman Corp ..................   9,150        333,975
                                                -----------

                                               $    695,100
                                                -----------


CHEMICALS -- 6.4%
Air Products & Chemicals............   5,600   $    295,400
Clorox Corp.........................   4,300        307,987
Cooper Tire & Rubber................  13,700        337,362
Great Lakes Chemical Corp...........   4,700        338,400
Lubrizol Corp.......................   9,500        264,813
Morton International Inc............   7,000        251,125
PPG Industries......................   7,200        329,400
RPM Inc.............................  19,125        315,563
Rohm & Haas Co......................   5,650        363,719
Sherwin Williams Co.................   8,300        338,225
                                                -----------

                                               $  3,141,994
                                                -----------

CONSTRUCTION -- 2.0%
Clayton Homes.......................  15,135   $    323,511
Fleetwood Enterprises, Inc..........  13,000        334,750
Oakwood Homes Corp..................   8,500        326,187
                                                -----------

                                               $    984,448
                                                -----------



DIVERSIFIED -- 6.4%
Crane Company.......................   9,600   $    354,000
General Electric Co.................   5,250        378,000
Johnson Controls....................   4,900        336,875
Lancaster Colony Corp...............   9,932        369,967
Minnesota Mining & Mfg. Co..........   5,066        335,622
National Service Industries.........  10,900        352,888
Rockwell Int'l. Corp................   6,650        351,619
Standex International Corp..........   9,400        307,850
Teleflex Inc........................   8,000        328,000
                                                -----------

                                               $  3,114,821
                                                -----------


DRUGS, COSMETICS & HEALTH CARE -- 8.1%
Abbott Laboratories.................   8,130   $    339,427
Alberto Culver Co. Class A..........  10,600        323,300
Ballard Medical Products............  13,200        235,950
Bard (C.R.) Inc.....................  12,000        387,000
Becton Dickinson & Co...............   4,750        356,250
Bristol-Myers Squibb Co.............   4,000        343,500
Invacare Corp.......................  12,500        315,625
Johnson & Johnson...................   3,850        329,656
Lilly (Eli) & Company...............   5,200        292,500
Merck & Co..........................   5,842        384,112
Nellcor, Inc.*......................   5,700        330,600
Pfizer Inc..........................   5,600        352,800
                                                -----------

                                               $  3,990,720
                                                -----------


ELECTRICAL -- 1.3%
Baldor Electric.....................  14,400   $    289,800
Emerson Electric Co.................   4,400        359,700
                                                -----------

                                               $    649,500
                                                -----------


ELECTRONICS -- 4.5%
Dallas Semiconductor Corp...........  15,800   $    327,850
Digi International, Inc.*...........  12,600        239,400
Hewlett-Packard Inc.................   3,800        318,250
Logicon Inc.........................  12,200        335,500
Raytheon Co.........................   7,400        349,650
Sun Microsystems, Inc.*.............   6,800        310,250
Verifone, Inc.*.....................  11,200        320,600
                                                -----------

                                               $  2,201,500
                                                -----------

FINANCIAL -- 15.1%
AFLAC, Inc..........................   8,100   $    351,337
Allied Group........................   6,400        230,400
American International Group........   3,700        342,250
Bancorp Hawaii......................   8,950        321,081
Commerce Bancshares, Inc............   8,978        343,389
Compass Bancshares..................  10,300        339,900
Edwards (A.G.), Inc.................  14,500        346,187
Fifth Third Bancorp.................   4,650        340,613
First Colony Corp...................  12,900        327,338
First Commercial Corp...............  11,021        363,693
First Hawaiian Inc..................  11,900        357,000
First Security CP...................   9,500        365,750
First Virginia Banks Inc............   7,700        321,475
Jefferson Pilot Corp................   7,800        362,700
MBIA, Inc...........................   4,350        326,250
Mercantile Bankshares...............  11,700        326,138
Old Kent Financial Corp.............   7,800        320,775
Raymond James Financial Corp........  15,500        327,438
Southern National Corp..............  12,900        338,625
Southtrust Corp.....................  14,200        363,875
Star Banc Corp......................   5,800        345,100
SunTrust Banks Inc..................   5,350        366,475
                                                -----------

                                               $  7,427,789
                                                -----------


FOOD -- 5.4%
CPC International Inc...............   4,850   $    332,831
Dean Foods Co.......................  11,300        310,750
H.J. Heinz Co.......................  11,025        365,203
Hershey Foods Corp..................   5,340        347,100
Hormel (George A.) & Co.............  13,400        329,975
Pioneer Hi-Bred International.......   6,100        339,312
Sara Lee Corp.......................   7,000        223,125
Universal Foods Corp................  10,300        413,288
                                                -----------

                                               $  2,661,584
                                                -----------


MACHINERY & EQUIPMENT -- 2.7%
Briggs & Stratton Corp..............   7,600   $    329,650
Donaldson Co., Inc..................  14,200        356,775
Dover Corp..........................   8,400        309,750
Pitney-Bowes Inc....................   7,400        347,800
                                                -----------

                                               $  1,343,975
                                                -----------


METAL PRODUCTS MANUFACTURERS -- 4.0%
CLARCOR.............................  16,700   $    340,263
Illinois Tool Works Inc.............   5,300        312,700
Kaydon Corp.........................   9,700        294,637
Regal Beloit Corp...................  15,100        328,425
Stanley Works.......................   6,500        334,750
Watts Industries, Inc. Class A......  15,600        362,700
                                                -----------

                                               $  1,973,475
                                                -----------


OIL, GAS, COAL & RELATED SERVICES -- 0.7%
Exxon Corp..........................   4,400   $    352,550
                                                -----------


PAPER -- 2.8%
Bemis Co............................  13,500   $    345,937
Kimberly-Clark......................   4,350        359,963
Sonoco Products Co..................  12,955        340,069
Wausau Paper Mills Co...............  11,600        316,100
                                                -----------

                                               $  1,362,069
                                                -----------

PRINTING & PUBLISHING -- 6.7%
American Greetings..................  10,000   $    276,250
Banta Corp..........................   7,500        330,000
Donnelley (R.R.) & Sons.............   9,500        374,062
Ennis Business Forms................  24,000        294,000
Gannett Co. Inc.....................   5,450        334,494
Harland (John H.) Co................  14,000        292,250
Knight-Ridder Inc...................   5,050        315,625
Lee Enterprises, Inc................  16,000        368,000
Reynolds & Reynolds, Inc............   9,500        369,312
Wallace Computer Services...........   6,300        344,138
                                                -----------

                                               $  3,298,131
                                                -----------

RECREATION -- 4.5%
Capital Cities/ABC, Inc.............   2,600   $    320,775
Carnival Cruise Class A.............   9,100        221,813
International Dairy Queen, Inc.*....  14,300        325,325
Luby's Cafeteria, Inc...............  16,000        356,000
McDonald's Corp.....................   7,500        338,437
Sturm, Ruger & Company, Inc.........  10,900        298,388
Wendy's International, Inc..........  16,600        352,750
                                                -----------

                                               $  2,213,488
                                                -----------


RETAILERS -- 8.3%
Albertson's Inc.....................   9,600   $    315,600
Arbor Drugs Inc.....................  16,800        352,800
Casey's General Stores, Inc.........  13,700        299,687
Claire's Stores Inc.................  15,900        280,237
Consolidated Stores Corp.*..........  14,000        304,500
Dress Barn, Inc*....................  35,200        347,600
Hannaford Brothers Co...............  12,800        315,200
May Department Stores...............   7,300        308,425
Nordstrom Inc.......................   7,700        311,850
Rex Stores Corp.*...................  13,200        234,300
Rite Aid Corp.......................  10,500        359,625
Ross Stores Inc.....................  17,300        330,863
Walgreen Co.........................  10,700        319,663
                                                -----------

                                               $  4,080,350
                                                -----------




TRANSPORTATION -- 1.1%
Atlantic Southeast Airlines.........   9,000   $    193,500
Expeditors International............  12,900        337,013
                                                -----------

                                               $    530,513
                                                -----------




UTILITIES -- COMMUNICATIONS -- 6.9%
AmeriTech Corp......................   6,600   $    389,400
Bell Atlantic Corp..................   3,500        234,062
Century Telephone Enterprises.......  10,000        317,500
DQE Inc.............................  12,750        392,062
Duke Power Company..................   7,250        343,468
Lincoln Telecommunications..........  17,600        371,800
NIPSCO Industries, Inc..............   8,300        317,475
Sprint Corp.........................   8,300        330,962
TECO Energy, Inc....................  13,700        351,062
Wisconsin Energy Corp...............  10,550        323,094
                                                -----------

                                               $  3,370,885
                                                -----------



MISCELLANEOUS -- 6.4%
Computer Sciences Corp.*............   4,500   $    316,125
Crawford and Co.....................  21,200        344,500
Dionex Corporation*.................   5,700        323,475
Genuine Parts Co....................   8,750        358,750
Interpublic Group Cos. Inc..........   8,700        377,362
Kent Electronics Corp.*.............   6,850        399,869
Leggett & Platt Inc.................  15,200        368,600
Marshall Industries*................   9,800        314,825
Stanhome Inc........................  11,300        329,113
                                                -----------

                                               $  3,132,619
                                                -----------


TOTAL EQUITY INTERESTS -- 99.5%
  (identified cost, $39,625,069)               $ 48,871,193


                             RESERVE FUNDS -- 0.5%

                                  Face Amount

American Express Corp., 5.65%, 1/2/96
  (at amorized cost.................$250,000)       250,000
                                                -----------


TOTAL INVESTMENTS -- 100.0%
  (identified cost, $39,875,069)               $ 49,121,193

OTHER ASSETS,
  LESS LIABILITIES  -- 0.0%                          13,081
                                                -----------


NET ASSETS -- 100%                             $ 49,134,274
                                               ============

* Non-income-producing security.



                       See notes to financial statements

                       WRIGHT QUALITY CORE EQUITIES FUND



                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995
===============================================================================

ASSETS:
   Investments --
     Identified cost........................   $  39,875,069
     Unrealized appreciation................       9,246,124
                                                ------------

       Total Value (Note 1A)................   $  49,121,193

   Cash.....................................          3,148
   Dividends and interest receivable........          92,171
                                                ------------

     Total Assets...........................   $  49,216,512
                                                ------------

LIABILITIES:
   Payable for Fund shares reacquired.......   $      61,807
   Trustee fees payable.....................             370
   Accrued custodian fee....................           3,000
   Accrued distribution fee.................          12,751
   Accrued expenses and other liabilities...           4,310
                                                ------------

     Total Liabilities......................   $      82,238
                                                ------------

NET ASSETS..................................   $  49,134,274
                                               =============

NET ASSETS CONSIST OF:

   Proceeds  from  sales of shares  (including  the
     market  value of  securities received in exchange
     for Fund shares and shares issued to share- holders
     in payment of distributions declared), less cost of
     shares reacquired.........                $ 40,057,176
   Unrealized appreciation of investments
     (computed on the basis of identified cost)   9,246,124
   Distributions in excess of net investment
     income.................................       (169,026)
                                                ------------


Net assets applicable to
       outstanding shares...................   $ 49,134,274
                                               =============
   SHARES OF BENEFICIAL INTEREST
     OUTSTANDING............................      3,884,915
                                               =============
   NET ASSET VALUE, OFFERING PRICE,
     AND REDEMPTION PRICE PER SHARE
     OF BENEFICIAL INTEREST.................         $12.65
                                               =============


                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income --
     Dividends..............................   $   1,117,596
     Interest...............................          54,250
                                                ------------

       Total Income.........................   $   1,171,846
                                                ------------


   Expenses --
     Investment Adviser fee (Note 2)........   $     235,233
     Administrator fee (Note 2).............         104,548
     Compensation of Trustees not affiliated with
       the Investment Adviser or Administrator         2,557
     Custodian fee (Note 2).................          52,851
     Transfer and dividend disbursing agent fees       8,423
     Shareholder communication expense......           4,668
     Distribution expenses (Note 3).........         104,548
     Audit services.........................          29,900
     Legal services.........................           1,005
     Registration costs.....................          18,342
     Printing...............................           2,441
     Interest expense.......................             182
     Miscellaneous..........................           4,108
                                                ------------

       Total Expenses.......................   $     568,806
                                                ------------

   Deduct --
     Reduction of distribution expenses by
       Principal Underwriter (Note 3)........  $      11,656
     Reduction of custodian fee..............          8,482
                                                ------------

       Total.................................  $      20,138
                                                ------------

       Net expenses..........................  $     548,668
                                                ------------

         Net investment income..............   $     623,178
                                                ------------


REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
   Net realized gain on investment transactions
     (identified cost basis)................   $   7,097,632
   Change in unrealized appreciation
     of investments.........................       5,562,948
                                                ------------

   Net realized and unrealized gain
     on investments.........................   $  12,660,580
                                                ------------

       Net increase in net assets
         from operations....................   $  13,283,758
                                               =============


                       See notes to financial statements

                       WRIGHT QUALITY CORE EQUITIES FUND
==============================================================================

                                                                                                    Year Ended
                                                                                                   December 31,
                                                                                         --------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                         1995                  1994
--------------------------------------------------------------------------------------------------------------------------------
INCREASE  (DECREASE) IN NET ASSETS:
     From operations --
         Net investment income......................................................   $     623,178        $    1,076,807
         Net realized gain on investment transactions...............................       7,097,632             9,834,657
         Change in unrealized appreciation of investments...........................       5,562,948           (11,332,016)
                                                                                         ------------         ------------

              Increase (decrease) in net assets from operations.....................   $  13,283,758        $     (420,552)
                                                                                        ------------          ------------

     Undistributed net investment loss included in
       price of shares sold and redeemed (Note 1C)..................................   $     (61,558)       $     (198,337)
                                                                                        ------------          ------------

     Distributions to shareholders --
         From net investment income.................................................   $    (614,587)       $     (879,992)
         From net realized gain on investment transactions..........................      (6,258,626)           (4,488,457)
         In excess of net realized gain on investment transactions..................              --                (7,109)
                                                                                        ------------          ------------

              Total distributions to shareholders...................................   $  (6,873,213)       $   (5,375,558)
                                                                                        ------------          ------------

     Net decrease from Fund share transactions (exclusive of
       amounts allocated to net investment income) (Note 4).........................   $  (8,299,369)       $  (31,269,572)
                                                                                        ------------          ------------

              Net decrease in net assets............................................   $  (1,950,382)       $  (37,264,019)



NET ASSETS:

     At beginning of year...........................................................      51,084,656            88,348,675
                                                                                        ------------          ------------

     At end of year.................................................................   $  49,134,274        $   51,084,656
                                                                                       =============         =============


UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
     INCLUDED IN  NET ASSETS........................................................   $    (169,026)       $      192,766
                                                                                       =============         =============



                       See notes to financial statements

                       WRIGHT QUALITY CORE EQUITIES FUND
===============================================================================

                                                                            Year Ended December 31,
                                                       -------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            1995          1994         1993         1992         1991
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........                  $ 11.390     $  12.720    $  13.380    $  14.730     $ 10.760
                                                              --------      --------     --------     --------      --------

Income (Loss) from Investment Operations:
     Net investment income(1)...............                  $  0.153     $   0.180    $   0.176    $   0.179     $  0.175
     Net realized and unrealized gain (loss)
       on investments.......................                     3.107        (0.295)      (0.046)       0.951        3.985
                                                              --------      --------     --------     --------      --------

         Total income (loss)
           from investment operations.......                  $  3.260     $  (0.115)   $   0.130    $   1.130     $  4.160
                                                              --------      --------     --------     --------      --------

Less Distributions:
     From net investment income.............                  $ (0.160)    $  (0.160)   $  (0.160)   $  (0.160)    $ (0.190)
     From net realized gain on investments..                    (1.840)       (1.055)      (0.625)      (2.320)      --
     In excess of net realized gains........                    --            --           (0.005)      --           --
                                                              --------      --------     --------     --------      --------

         Total distributions................                  $ (2.000)    $  (1.215)   $  (0.790)   $  (2.480)    $ (0.190)
                                                              --------      --------     --------     --------      --------

Net asset value, end of year................                  $ 12.650     $  11.390    $  12.720    $  13.380     $ 14.730
                                                              =========    =========    =========    =========    =========

Total Return(3).............................                    28.98%        (0.70%)       1.00%        8.02%       38.90%
Ratios/Supplemental Data:
     Net assets, end of year (000 omitted)..                  $  49,134    $  51,085    $  88,349    $  81,674     $ 80,065
     Ratio of expenses to average net assets                    1.07%(2)       0.99%        0.97%        1.01%        1.03%
     Ratio of net investment income to average
       net assets...........................                      1.19%        1.46%        1.37%        1.20%        1.34%
     Portfolio turnover rate................                        83%          55%          53%          70%           9%

(1)For the year ended December 31, 1995, the Principal Underwriter reduced its fee. Had such action not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                1995

     Net investment income per share........                  $  0.150
                                                              =========
     Ratios (As a percentage of average net assets):

         Expenses...........................                     1.09%
                                                              =========
         Net investment income..............                     1.17%
                                                              =========

(2) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 2). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 1.05%.
(3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the record date.

                       See notes to financial statements

                        THE WRIGHT MANAGED EQUITY TRUST
                         NOTES TO FINANCIAL STATEMENTS
===============================================================================


(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Equity Trust (the Trust), issuer of Wright Selected Blue Chip Equities Fund (WBC) series, Wright Junior Blue Chip Equities Fund (WJBC) series, Wright Quality Core Equities Fund (WQC) series and Wright International Blue Chip (WIBC) series, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. WIBC's financial statements have been prepared separately. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B. Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

C. Equalization -- The Funds follow the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per-share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund shares.

D. Distributions -- The Trust requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result only in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items. During the period ended December 31, 1995, the following amounts were reclassified due to differences between book and tax accounting created primarily by the unavailability of a tax benefit for operating losses, deferral of certain losses for tax purposes and character reclassifications between net investment income and net realized capital gains.

                                  Accumulated         Undisributed
                                Undistributed Net          Net
                             Realized Gain(Loss) on    Investment
                   Paid-in   Investment and Foreign      Income
                   Capital    Currency Transactions      (Loss)
     ------------------------------------------------------------------
     WBC         $3,173,985      ($2,233,067)         ($940,918)
     WJBC                --          $70,117          ($70,117)
     WQC         $1,147,831        ($839,006)         ($308,825)
     ------------------------------------------------------------------

     These changes had no effect on the net assets per share.

E. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

F. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service (Wright) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate was 0.62% for WBC, 0.55% for WJBC, and 0.45% for WQC. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average daily net assets which rate is reduced as average daily net assets exceed certain levels. For the year ended December 31, 1995, the effective annual rate was 0.13% for WBC, 0.20% for WJBC and 0.20% for WQC. The custodian fee was paid to Investors Bank & Trust Company (IBT) for its services as custodian of the Trust. Prior to November 10, 1995, IBT was an affiliate of Eaton Vance. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances are reported as a reduction of expenses in the Statement of Operations. Certain of the Trustees and officers of the Trust are Trustees or officers of the above organizations. Except as to Trustees of the Trust who are not affiliated with Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.


(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the Funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a subsidiary of Wright Investors' Service, an annual rate of 2/10 of 1% of each Fund's average daily net assets for activities primarily intended to result in the sale of each Fund's shares. To enhance the net income of WJBC and WQC, the Principal Underwriter reduced its fee by $35,853 and $11,656, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                                 Year Ended December 31,
                                                                       1995                               1994
                                                           ----------------------------       ----------------------------
                                                               Shares          Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------------------------
WRIGHT SELECTED BLUE CHIP EQUITIES FUND --
     Sold  ...............................................   4,266,308    $   65,320,088       5,636,130    $   81,393,593
     Issued to shareholders in payment
       of distributions declared..........................     700,517        11,141,024         429,746         5,868,021
     Reacquired...........................................  (5,467,216)      (84,642,460)     (4,395,865)      (62,193,314)
                                                             ---------      ------------       ---------      ------------

           Net increase (decrease)........................    (500,391)   $   (8,181,348)      1,670,011    $   25,068,300
                                                            ==========     ==============     ==========    ==============

WRIGHT JUNIOR BLUE CHIP EQUITIES FUND --
     Sold  ...............................................     225,623    $    2,466,377         780,096    $    9,079,764
     Issued to shareholders in payment
       of distributions declared..........................     444,836         4,715,097         201,483         2,267,954
     Reacquired...........................................  (1,650,724)      (18,314,741)     (3,315,481)      (38,056,603)
                                                             ---------      ------------       ---------      ------------

           Net decrease...................................    (980,265)   $  (11,133,267)     (2,333,902)   $  (26,708,885)
                                                             ==========    ==============     ==========    ==============

WRIGHT QUALITY CORE EQUITIES FUND --
     Sold  ...............................................     655,665    $    8,101,383       1,640,109    $   20,229,633
     Issued to shareholders in payment
       of distributions declared..........................     522,768         6,525,442         444,758         5,046,814
     Reacquired...........................................  (1,778,830)      (22,926,194)     (4,547,757)      (56,546,019)
                                                             ---------      ------------       ---------      ------------

           Net decrease...................................    (600,397)   $   (8,299,369)     (2,462,890)   $  (31,269,572)
                                                            ==========    ==============      ==========    ==============


(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations and redemptions in kind, for the year ended December 31, 1995, were as follows:

                                                  Wright Selected Blue Chip  Wright Junior Blue Chip   Wright Quality Core
                                                        Equities Fund             Equities Fund           Equities Fund
-------------------------------------------------------------------------------------------------------------------------------
   Purchases.....................................       $ 88,785,915              $ 12,509,195            $ 42,336,223
                                                         ============              ============            ============
   Sales.........................................       $ 84,611,575              $ 28,188,478            $ 45,429,333
                                                         ============              ============            ============
   Redemptions in Kind (at Value)................       $ 23,068,420                  $--                  $ 8,055,128
                                                         ============              ============            ============

     In  addition,  the  redemption  in kind  transactions  resulted in realized  gains of  $4,591,935  and  $817,863  for WBC and WQC, respectively.

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

                                                  Wright Selected Blue Chip  Wright Junior Blue Chip   Wright Quality Core
                                                        Equities Fund             Equities Fund           Equities Fund
-------------------------------------------------------------------------------------------------------------------------------
   Aggregate cost................................       $174,224,296               $21,151,984             $39,875,069
                                                         ============              ============            ============
   Gross unrealized appreciation.................       $ 45,860,228               $ 5,383,164             $ 9,896,846
   Gross unrealized depreciation.................         (2,966,550)                 (669,341)               (650,722)
                                                          -----------               -----------             -----------

   Net unrealized appreciation...................       $ 42,893,678               $ 4,713,823             $ 9,246,124
                                                         ============              ============            ============
--------------------------------------------------------------------------------------------------------------------------------

(7)  FINANCIAL INSTRUMENTS

     The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The Funds hold no such instruments at December 31, 1995.


(8)  LINE OF CREDIT

     The Trust  participates  with  other  funds  managed by Wright in a line of credit with a bank which allows the Funds to borrow up to $20,000,000 collectively. The line of credit consists of a $10,000,000 committed facility and a $10,000,000 uncommitted facility. Interest is charged to each fund based on its borrowings, at a rate equal to the bank's base rate. In addition, the funds pay a prorated commitment fee computed at a rate of 1/4 of 1% of $10,000,000 less the value of any borrowing. Wright Junior Blue Chip Equities Fund had loans outstanding of $675,000 at December 31, 1995.

                          INDEPENDENT AUDITORS' REPORT
===============================================================================





         To the Trustees and Shareholders of
         The Wright Managed Equity Trust:


         We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wright Selected Blue Chip Equities Fund, Wright Junior Blue Chip Equities Fund, and Wright
         Quality Core Equities Fund (three of the four portfolios which constitute The Wright Managed Equity Trust) as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the years in the five-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion,  such  financial  statements  and financial  highlights present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of The Wright Managed Equity Trust as of December 31, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


         DELOITTE & TOUCHE LLP

         Boston, Massachusetts
         February 2, 1996

-------------------------------------------------------------------------------
Description of art work on back cover of this report
Three thin vertical blue lines on the right side of page
-------------------------------------------------------------------------------

THE WRIGHT MANAGED
EQUITY TRUST

ANNUAL
REPORTS

OFFICERS AND TRUSTEES OF THE FUNDS
Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President
Winthrop S. Emmet, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
George R. Prefer, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604


PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 1559
Boston, Massachusetts 02104

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.